                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08928

                            HSBC INVESTOR PORTFOLIOS

                           HSBC Investments (USA) Inc.
                                452 Fifth Avenue
                               New York, NY 10018

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ('SS''SS' 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 'SS' 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in 'SS''SS' 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

HSBC Investor Limited Maturity Portfolio

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                          Principal
                                                          Amount($)    Value($)
                                                          ---------   ----------
U.S. Government and
Government Agency Obligations (45.1%)
Federal Home Loan Mortgage Corp. (21.3%)
Pool #A14659, 6.50%, 10/1/33                                978,012    1,015,600
Pool #C01188, 7.00%, 6/1/31                                 289,091      303,579
Pool #C75371, 6.00%, 1/1/33                                 693,242      708,379
Pool #E92282, 5.50%, 11/1/17                              1,342,277    1,369,491
Pool #E96835, 4.50%, 6/1/18                               1,659,975    1,635,872
Pool #G01740, 5.50%, 12/1/34                              3,432,256    3,452,240
                                                                      ----------
                                                                       8,485,161
                                                                      ----------

Federal National Mortgage Association (17.7%)
4.625%, 5/1/13                                              500,000      494,436
Pool #535063, 6.50%, 12/1/14                                295,063      306,716
Pool #535933, 6.50%, 5/1/31                                 212,634      220,357
Pool #555427, 6.00%, 2/1/18                               1,729,804    1,787,545
Pool #593187, 7.00%, 11/1/31                                592,788      623,997
Pool #704439, 5.00%, 5/1/18                               1,648,590    1,653,653
Pool #722985, 3.87%, 7/1/33, (a)                          1,242,182    1,222,183
Pool #740686, 6.50%, 10/1/33                                706,155      736,923
                                                                      ----------
                                                                       7,045,810
                                                                      ----------

Government National Mortgage Association (4.1%)
Pool #2687, 6.00%, 12/20/28                                 431,994      443,662
Pool #612373, 6.00%, 11/15/33                             1,170,475    1,204,051
                                                                      ----------
                                                                       1,647,713
                                                                      ----------

U.S. Treasury Notes (2.0%)
3.00%, 11/15/07                                             800,000      782,313
                                                                      ----------
Total U.S. Government and Government
Agency Obligations (Cost $18,070,141)                                 17,960,997
                                                                      ----------

Corporate Obligations (35.4%)

Auto Manufacturers (0.7%)
Daimler Chrysler North American Holdings, 4.05%, 6/4/08     275,000      269,321
                                                                      ----------
Diversified Manufacturing Operations (3.1%)
General Electric Co., 5.00%, 2/1/13                       1,240,000    1,254,714
                                                                      ----------
Finance (16.8%)
American General Finance, 4.875%, 5/15/10                 1,150,000    1,146,350
Associates Corp. N.A., 6.25%, 11/01/08                      600,000      630,530
Bank of America Corp., 4.50%, 8/1/10                        600,000      595,986
Bank One Corp., 6.00%, 8/1/08                               600,000      624,125
Berkshire Hathaway, Inc., 4.125%, 1/15/10                   700,000      684,819
CIT Group, Inc., 4.25%, 2/1/10                              525,000      514,041
Ford Motor Credit Corp., 5.80%, 1/12/09                     475,000      456,994
General Motors Accept Corp., 4.50%, 7/15/06                 250,000      247,940

General Motors Acceptance Corp., 4.375%, 12/10/07           500,000      472,826
MBNA America Bank, 4.625%, 8/3/09                           400,000      400,362

Met Life Global Funding, 4.50%, 5/5/10, (b)                 450,000      446,295
World Savings Bank FSB, 3.48%, 6/20/08, (a)                 500,000      499,796
                                                                      ----------
                                                                       6,720,064
                                                                      ----------

Media (1.4%)
AOL Time Warner Inc., 6.875%, 5/1/12                        500,000      556,874
                                                                      ----------

Medical (2.0%)
Merck & Co., Inc., 4.75%, 3/1/15                            250,000      246,036
Wyeth, 5.50%, 2/1/14                                        525,000      543,352
                                                                      ----------
                                                                         789,388
                                                                      ----------

Paper & Related Products (1.2%)
International Paper Co., 6.75%, 9/1/11                      450,000      487,585
                                                                      ----------

Real Estate (1.4%)
EOP Operating Limited Partnership, 7.00%, 7/15/11 (l)       500,000      549,080
                                                                      ----------
Retail (2.1%)
May Department Stores Co., 5.75%, 7/15/14                   800,000      826,496
                                                                      ----------

Telecommunications (5.2%)
Comcast Corp., 4.95%, 6/15/16                               400,000      390,004
Cox Communications, Inc., 7.125%, 10/1/12                   750,000      828,679
SBC Communications, Inc., 6.25%, 3/15/11                    400,000      427,544
Verizon Pennsylvania, Inc., 5.65%, 11/15/11                 400,000      411,796
                                                                      ----------
                                                                       2,058,023
                                                                      ----------

Transportation (1.5%)
Burlington Northern Santa Fe Railway Co., 4.83%,
1/15/23                                                     600,000      600,000
                                                                      ----------
Total Corporate Obligations (Cost $14,107,115)                        14,111,545
                                                                      ----------

Asset Backed Securities (11.2%)
Carmax Auto Owner Trust, 3.00%, 9/15/08                   1,250,000    1,231,553
Daimler Chrysler Auto Trust, 4.04%,                         750,000      746,043
Series 2005-B, Class A3 9/8/09
Honda Auto Receivables Owner Trust 03 1 A4, 2.48%,
7/18/08                                                   2,500,000    2,468,683
                                                                      ----------
Total Asset Backed Securities (Cost $4,499,560)                        4,446,279
                                                                      ----------

Collateralized Mortgage Obligations (9.9%)
Freddie Mac 2642 GA, 4.50%, 10/25/27                      3,000,000    2,998,948
Freddie Mac 2962 CJ, 5.50%, 11/15/23                        928,189      941,223
                                                                      ----------
Total Collateralized Mortgage Obligations (Cost
$3,936,758)                                                            3,940,171
                                                                      ----------

Investment Companies (0.1%)
HSBC Investor Money Market Fund                              35,534       35,534
                                                                      ----------

Class I Shares *

Total Investment Companies (Cost $35,534)                                 35,534
                                                                      ----------

                                                          Principal
                                                          Amount($)    Value($)
                                                          ---------   ----------
Securities Held as Collateral for
Securities on Loan (1.4%)
Pool of various securities for HSBC Investor Family
of Funds - Note 2 - Security Loans                         565,000       565,000
                                                                      ----------
Total Securities Held as Collateral for Securities on
Loan (Cost $565,000)                                                     565,000
                                                                      ----------

Total Investments (Cost $41,214,108) - 103.1%                         41,059,526
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2005.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2005. However, each or these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(l)  All or a portion of the security was on loan as of July 31, 2005.

*    Investment in affiliate.

See notes to Schedule of Portfolio Investments.

HSBC Investor Fixed Income Portfolio

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                          Principal
                                                          Amount($)    Value($)
                                                         ----------   ----------
U.S. Government and Government
Agency Obligations (38.8%)
Federal Home Loan Bank (1.3%)
2.875%, 9/15/06                                           1,850,000    1,825,079
                                                                      ----------

Federal Home Loan Mortgage Corp. (17.7%)
5.75%, 4/15/08                                            1,200,000    1,245,420
5.875%, 3/21/11                                           4,100,000    4,347,246
Pool #C00368, 8.50%, 10/1/24                                 48,089       52,447
Pool #C00922, 8.00%, 2/1/30                                 338,131      363,073
Pool #C54447, 7.00%, 7/1/31                                  59,003       61,960
Pool #C60712, 6.50%, 11/1/31                                732,404      758,676
Pool #C80387, 6.50%, 4/1/26                                  48,173       50,009
Pool #D62926, 6.50%, 8/1/25                                  32,609       33,861
Pool #G00951, 6.00%, 7/1/28                                 434,099      444,534
Pool #G01317, 7.00%, 10/1/31                                288,101      302,539
Pool #G01740, 5.50%, 12/1/34                             12,320,920   12,392,660
Pool #G01857, 5.00%, 10/1/33                              2,400,000    2,368,503
Pool #G01858, 5.00%, 7/1/34                               2,975,000    2,931,449
                                                                      ----------
                                                                      25,352,377
                                                                      ----------

Federal National Mortgage Association (15.0%)
4.25%, 5/15/09                                              825,000      821,597
4.625%, 5/1/13                                            4,600,000    4,548,811
Pool #253438, 8.50%, 9/1/30                                  93,747      102,044
Pool #329530, 7.00%, 12/1/25                                123,320      130,265
Pool #329655, 7.00%, 11/1/25                                 78,944       83,389
Pool #356905, 4.20%, 10/1/36, (b)                           373,108      386,871
Pool #398958, 6.50%, 10/1/12                                117,614      122,274
Pool #535332, 8.50%, 4/1/30                                  77,087       83,915
Pool #535440, 8.50%, 8/1/30                                  89,971       97,933
Pool #535608, 9.50%, 4/1/30                                 163,977      181,350
Pool #548965, 8.50%, 7/1/30                                  80,826       87,979
Pool #568486, 7.00%, 1/1/31                                  59,412       62,539
Pool #573752, 8.50%, 2/1/31                                  75,683       82,381
Pool #575328, 6.50%, 4/1/31                                  96,501      100,007
Pool #623129, 6.50%, 1/1/32                               1,367,427    1,417,094
Pool #722985, 3.87%, 7/1/33, (b)                          3,540,220    3,483,222
Pool #725232, 5.00%, 3/1/34                               1,997,583    1,971,454
Pool #817347, 6.00%, 7/1/35                               2,638,464    2,696,328
Pool #827171, 6.00%, 6/1/35                               4,995,566    5,105,121
                                                                      ----------
                                                                      21,564,574
                                                                      ----------

Government National Mortgage Association (2.1%)
Pool #346406, 7.50%, 2/15/23                                107,343      115,485
Pool #412530, 7.50%, 12/15/25                               143,530      153,919
Pool #587112, 6.00%, 6/15/32                              2,265,924    2,331,242
Pool #780804, 10.00%, 12/15/20                              107,841      120,457
Pool #780826, 9.50%, 5/15/18                                 62,478       68,913
Pool #781300, 7.00%, 6/15/31                                249,217      263,292
                                                                      ----------
                                                                       3,053,308
                                                                      ----------

U.S. Treasury Notes (2.7%)
1.875%, 11/30/05                                          1,000,000      994,688

1.50%, 3/31/06                                            3,000,000    2,955,585
                                                                      ----------
                                                                       3,950,273
                                                                      ----------

Total U.S. Government and Government Agency
Obligations (Cost $55,754,304)                                        55,745,611
                                                                      ----------

Corporate Obligations (36.7%)
Auto Manufacturers (0.6%)
Daimler Chrysler North American
Holdings, 4.05%, 6/4/08                                     825,000      807,962
                                                                      ----------

Business Services (0.8%)
Xerox Corp., 9.75%, 1/15/09                               1,000,000    1,125,000
                                                                      ----------

Diversified Manufacturing Operations (2.7%)
General Electric Co., 5.00%, 2/1/13                       3,790,000    3,834,972
                                                                      ----------

Finance (16.1%)
American General Finance, 4.875%, 5/15/10                 3,550,000    3,538,736
Associates Corp. N.A., 6.25%, 11/1/08                     2,200,000    2,311,945
Bank of America Corp., 4.50%, 8/1/10                      2,200,000    2,185,282
Bank One Corp., 6.00%, 8/1/08                             1,400,000    1,456,291
Berkshire Hathaway, Inc., 4.125%, 1/15/10                 2,214,000    2,165,987
CIT Group, Inc., 4.25%, 2/1/10                            1,575,000    1,542,123
Florida Windstorm, 7.125%, 2/25/19, (c)                     608,000      711,825
Ford Motor Credit Corp., 5.80%, 1/12/09                   1,600,000    1,539,349
General Motors Acceptance Corp., 4.375%,
12/10/07                                                  1,900,000    1,796,737
JP Morgan Chase XVII, 5.85%, 8/1/35                         500,000      496,225
MBNA America Bank, 4.625%, 8/3/09                         1,230,000    1,231,112
PNC Institutional Capital Trust A,                          187,000      199,881
7.95%, 12/15/26, Callable 12/15/06 @103.98 (c)
Residential Capital Corp., 6.375%, 6/30/10, (c)           1,100,000    1,117,677
SLM Corp., 4.00%, 1/15/10                                 1,145,000    1,112,564
World Savings Bank FSB, 3.48%, 6/20/08, (b)               1,800,000    1,799,264
                                                                      ----------
                                                                      23,204,998
                                                                      ----------

Medical (2.4%)
HCA, Inc., 6.95%, 5/1/12                                  1,000,000    1,052,274
Merck & Co., Inc., 4.75%, 3/1/15                            750,000      738,107
Wyeth, 5.50%, 2/1/14                                      1,600,000    1,655,932
                                                                      ----------
                                                                       3,446,313
                                                                      ----------

Paper & Related Products (1.2%)
International Paper Co., 6.75%, 9/1/11,                   1,600,000    1,733,635
                                                                      ----------

Real Estate (1.1%)
EOP Operating Limited Partnership, 7.00%,
7/15/11 (l)                                               1,500,000    1,647,240
                                                                      ----------

Retail (2.4%)
May Department Stores Co., 6.65%, 7/15/14                 3,200,000    3,471,779
                                                                      ----------

Telecommunications (7.3%)
AOL Time Warner, Inc., 7.70%, 5/1/32                      1,500,000    1,874,106
Comcast Corp., 4.95%, 6/15/16                             1,400,000    1,365,014
Cox Communications, Inc., 7.125%, 10/1/12                 2,000,000    2,209,810

SBC Communications, Inc., 6.25%, 3/15/11                  1,450,000    1,549,847
Sprint Capital Corp., 8.75%, 3/15/32                        850,000    1,169,658
Time Warner Entertainment Co., 8.375%, 3/15/23              675,000      845,763
Verizon Pennsylvania, Inc., 5.65%, 11/15/11               1,400,000    1,441,287
                                                                      ----------
                                                                      10,455,485
                                                                      ----------

Transportation (2.1%)
Burlington Northern Santa Fe Railway
Co., 7.57%, 1/2/21                                          327,035      380,743

Burlington Northern Santa Fe Railway
Co., 4.83%, 1/15/23                                       2,100,000    2,100,001
Union Pacific Corp., 6.85%, 1/2/19                          451,336      498,744
                                                                      ----------
                                                                       2,979,488
                                                                      ----------
Total Corporate Obligations (Cost $52,428,623)                        52,706,872
                                                                      ----------

Collateralized Mortgage Obligations (14.3%)
Banc of America Commercial Mortgage,
Inc. 00 2 A2, 7.20%, 5/15/10                                675,000      739,224
Chase Commercial Mortgage Securities
Corp. 99 2 A2, 7.20%, 1/15/32                               700,000      763,765
DLJ Mortgage Acceptance Corp. IO 97
CF1 S, 0.925%, 5/15/30, (b) (c) (d)                         555,550        6,748
Fannie Mae IO 00 16 PS, 5.14%, 10/25/29, (b) (d)            110,297        6,561
Fannie Mae IO 01 4 SA, 4.31%, 2/17/31, (b) (d)              377,978       31,120
Fannie Mae IO 200 32 SV, 5.19%, 3/18/30, (b) (d)             58,810        2,280
Fannie Mae IO 270 2, 8.50%, 9/1/23, (d)                      81,714       17,823
Fannie Mae IO 296 2, 8.00%, 4/1/24, (d)                      90,685       18,709
Fannie Mae IO 306 2, 8.00%, 5/1/30, (d)                     122,428       27,389
FHA Weyerhauser, 7.43%, 1/1/24, (e)                          78,572       80,979
First Union-Chase Commercial
Mortgage 99 C2 A2, 6.645%, 6/15/31                          592,589      625,188
Freddie Mac 2642 GA, 4.50%, 10/25/27                      7,000,000    6,997,544
Freddie Mac 2894 QA, 5.50%, 12/15/24                      4,209,853    4,282,710
Freddie Mac 2962 CJ, 5.50%, 11/15/23                      3,419,643    3,467,663
Freddie Mac IO 1534 K, 3.96%, 6/15/23, (b) (d)              249,188       16,811
Freddie Mac IO 2141 SD, 4.76%, 4/15/29, (b) (d)             180,222       18,588
Freddie Mac IO 2247 SC, 4.11%, 8/15/30, (b) (d)             119,870        5,438
GE Capital Commercial Mortgage Corp.
01 1 A1, 6.08%, 5/15/33                                     250,761      258,855
GMAC Commercial Mortgage
Securities, Inc. 98 C2 A2, 6.42%, 5/15/35                   580,682      606,833
GMAC Commercial Mortgage
Securities, Inc. IO 96 C1 X2, 1.66%, 10/15/28,
(b) (d)                                                     286,385        4,674
Government National Mortgage
Association IO 99 29 SD, 4.59%, 3/16/26, (b) (d)             24,415          211
Government National Mortgage
Association IO 99 30 S, 5.19%, 8/16/29, (b) (d)             122,776        8,503
Government National Mortgage                                164,132       10,503

Association IO 99 30 SA, 4.59%, 4/16/29, (b) (d)
Government National Mortgage
Association IO 99 32 SB, 4.59%, 7/16/27, (b) (d)             66,129        2,024
GS Mortgage Securities Corp. IO 97 GL
X2, 0.825%, 7/13/30, (b) (d)                                369,179        5,464
LB-UBS Commercial Mortgage Trust
00 C3 A1, 7.95%, 7/15/09                                    216,493      225,681
LB-UBS Commercial Mortgage Trust
00 C4 A2, 7.37%, 8/15/26                                    600,000      665,324
PNC Mortgage Acceptance Corp. 00 C2
A2, 7.30%, 10/12/33                                         600,000      661,208
Ryland Mortgage Securities Corp. 94 4
C1, 5.12%, 9/25/30, (b)                                     367,787      366,819
Salomon Brothers Mortgage Securities
VII 00 C3 A2, 6.59%, 12/18/33                               650,000      698,923
                                                                      ----------
Total Collateralized Mortgage Obligations
(Cost $20,801,401)                                                    20,623,562
                                                                      ----------

Asset Backed Securities (8.7%)
Citibank Credit Card Issuance Trust 00
A3, 6.875%, 11/16/09                                      1,115,000    1,175,833
Connecticut RRB Special Purpose Trust
CL&P-1 01 1 A5, 6.21%, 12/30/11                             700,000      747,765
Daimler Chrysler Auto Trust, 4.04%,
Series 2005-B, Class A3, 9/8/09                             950,000      944,988
Daimler Chrysler Auto Trust, 3.28%, 12/8/09               1,500,000    1,462,284
Detroit Edison Securitization Funding
LLC 01 1 A3, 5.875%, 3/1/10                                 357,000      364,344
Detroit Edison Securitization Funding
LLC 01 1 A5, 6.42%, 3/1/15                                  417,000      459,088
MBNA Master Credit Card Trust 00 E
A, 7.80%, 10/15/12                                          600,000      684,900
MBNA Master Credit Card Trust 99 B
A, 5.90%, 8/15/11                                           527,000      552,517
Peco Energy Transition Trust 00 A A3,
7.625%, 3/1/10                                              600,000      659,273
Peco Energy Transition Trust 01 A A1,
6.52%, 12/31/10, (c)                                        550,000      595,754
PSE&G Transition Funding LLC 01 1
A6, 6.61%, 6/15/15                                          355,000      395,499
Union Acceptance Corp. 01 C B, 4.73%, 11/9/09             2,500,000    2,507,576
WFS Financial Owner Trust, 3.30%, 4/17/09                 2,000,000    1,975,632
                                                                      ----------
Total Asset Backed Securities (Cost $12,215,689)                      12,525,453
                                                                      ----------

Municipal Bonds (1.7%)
Urban and community development (1.7%)
Indianapolis Indiana Local Public
Improvement, 3.00%, 10/15/05                              1,500,000    1,498,860
Louisiana Local Government

Environmental Facilities & Community
Development (LOC AMBAC), 6.30%, 7/1/30                      850,000      920,933
                                                                      ----------
Total Municipal Bonds (Cost $2,431,748)                                2,419,793
                                                                      ----------

Investment Companies (0.5%)
HSBC Investor Money Market Fund
Class I Shares *                                            713,053      713,053
                                                                      ----------

Total Investment Companies (Cost $713,053)                               713,053
                                                                      ----------

                                                         Principal
                                                         Amount($)     Value($)
                                                         ---------   -----------
Securities Held as Collateral for
Securities on Loan (1.2%)
Pool of various securities for HSBC Investor
Family of Funds - Note 2 - Security Loans                1,695,000     1,695,000
                                                                     -----------

Total Securities Held as Collateral
for Securities on Loan (Cost $1,695,000)                               1,695,000
                                                                     -----------

Total Investments (Cost $146,039,818) - 101.9%                       146,429,344
                                                                     ===========

----------
Percentages indicated are based on net assets at July 31, 2005.

(a)  Not used.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represents the rates that were in effect on July 31, 2005. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(d) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(e) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities to be illiquid. Represents .06% of net assets.

(l)  All or a portion of the security was on loan as of July 31, 2005.

* Investment in affiliate.

LOC - Letter of Credit

See notes to Schedule of Portfolio Investments.

HSBC Investor Growth Portfolio

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                              Shares    Value($)
                                                              ------   ---------
Common Stocks - 97.3%
Aerospace & Defense - 2.4%
General Dynamics Corp.                                        10,650   1,226,774
                                                                       ---------

Biotechnology - 2.5%
Amgen, Inc. (a)                                                8,950     713,763
Gilead Sciences, Inc. (a)                                     11,600     519,796
                                                                       ---------
                                                                       1,233,559
                                                                       ---------

Business Services - 1.7%
Paychex, Inc.                                                 24,750     864,023
                                                                       ---------

Chemicals - 2.0%
Monsanto Co.                                                  15,050   1,013,919
                                                                       ---------

Computer Software - 8.9%
Automatic Data Processing, Inc.                               25,250   1,121,352
EMC Corp. (a)                                                 33,550     459,300
Microsoft Corp.                                               71,850   1,840,078
Oracle Corp. (a)                                              42,050     571,039
SAP AG                                                        10,700     458,174
                                                                       ---------
                                                                       4,449,943
                                                                       ---------

Computers - 3.0%
Dell, Inc. (a)                                                36,800   1,489,296
                                                                       ---------

Consumer Products - 3.6%
Harman International Industries, Inc.                          4,100     352,395
The Procter & Gamble Co. (l)                                  26,150   1,454,725
                                                                       ---------
                                                                       1,807,120
                                                                       ---------

Diversified Manufacturing Operations - 4.4%
Danaher Corp.                                                  8,950     496,278
General Electric Co.                                          50,062   1,727,139
                                                                       ---------
                                                                       2,223,417
                                                                       ---------

Electronic Components & Semiconductors - 4.0%
Linear Technology Corp.                                       11,650     452,719
Maxim Integrated Products, Inc.                                8,650     362,176
Microchip Technology, Inc.                                    37,700   1,171,339
                                                                       ---------
                                                                       1,986,234
                                                                       ---------

Financial Services - 16.9%
American Express Co.                                           8,900     489,500
Franklin Resources, Inc.                                      16,100   1,301,202
Goldman Sachs Group, Inc.                                      8,950     961,946
Legg Mason, Inc.                                              13,300   1,358,594
Moody's Corp.                                                 11,000     520,410
Robert Half International, Inc.                               21,350     723,552
SLM Corp.                                                     34,600   1,781,553
The Chicago Mercantile Exchange, Inc. (l)                      4,450   1,339,673
                                                                       ---------
                                                                       8,476,430
                                                                       ---------

Health Care - 10.3%
DENTSPLY International, Inc.                                   7,100     395,825
Medtronic, Inc.                                               20,700   1,116,558
Stryker Corp.                                                 14,850     803,237
UnitedHealth Group, Inc.                                      35,150   1,838,344
Zimmer Holdings, Inc. (a)(l)                                  12,200   1,004,792
                                                                       ---------
                                                                       5,158,756
                                                                       ---------

Hotels & Lodging - 2.4%
Las Vegas Sands Corp. (a)                                      6,700     269,474

Starwood Hotels & Resorts Worldwide, Inc.                    14,600      924,472
                                                                      ----------
                                                                       1,193,946
                                                                      ----------

Internet Related - 4.6%
eBay, Inc. (a)                                               11,800      493,004
Google, Inc., Class A (a)                                     4,800    1,381,248
Yahoo!, Inc. (a)                                             12,400      413,416
                                                                      ----------
                                                                       2,287,668
                                                                      ----------

Leisure - 0.9%
Carnival Corp.                                                8,750      458,500
                                                                      ----------

Medical & Health Products - 2.7%
Genentech, Inc. (a)                                          15,229    1,360,407
                                                                      ----------

Oil & Gas - 7.3%
Baker Hughes, Inc.                                            9,700      548,438
Schlumberger Ltd.                                            17,800    1,490,572
Smith International, Inc.                                    24,100    1,637,353
                                                                      ----------
                                                                       3,676,363
                                                                      ----------

Pharmaceuticals - 6.9%
Alcon, Inc.                                                   7,500      859,125
Allergan, Inc.                                                4,350      388,760
Johnson & Johnson                                            28,550    1,826,058
Pfizer, Inc.                                                 13,800      365,700
                                                                      ----------
                                                                       3,439,643
                                                                      ----------

Retail - 8.8%
Advance Auto Parts (a)                                        8,850      610,295
Best Buy Co., Inc.                                            4,650      356,190
Home Depot, Inc.                                             20,750      902,832
Kohl's Corp. (a)                                              4,950      278,933
Staples, Inc.                                                22,775      518,587
Walgreen Co.                                                 36,767    1,759,668
                                                                      ----------
                                                                       4,426,505
                                                                      ----------

Telecommunications - 3.0%
Cisco Systems, Inc. (a)                                      34,950      669,292
QUALCOMM, Inc.                                                9,250      365,283
Research In Motion Ltd. (a)                                   6,450      455,757
                                                                      ----------
                                                                       1,490,332
                                                                      ----------

Transportation - 1.0%
Expeditors International of Washington, Inc.                  9,450      520,223
                                                                      ----------
Total Common Stocks (Cost $42,972,050)                                48,783,058
                                                                      ----------

Investment Companies - 4.7%
HSBC Investor Money Market Fund Class I Shares *          2,360,059    2,360,059
                                                                      ----------
Total Investment Companies (Cost $2,360,059)                           2,360,059
                                                                      ----------

                                                          Principal
                                                          Amount($)    Value($)
                                                          ---------   ----------
Securities Held as Collateral for
Securities on Loan (7.7%)
Pool of various securities for HSBC Investor
Family of Funds - Note 2 - Security Loans                 3,854,900    3,854,900
                                                                      ----------
Total Securities Held as Collateral
for Securities on Loan (Cost $3,854,900)                               3,854,900
                                                                      ----------
Total Investments (Cost $49,187,009) - 109.7%                         54,998,017
                                                                      ==========

----------

Percentages indicated are based on net assets at July 31, 2005.

(a)  Represents non-income producing security.

(l)  All or a portion of the security was on loan as of July 31, 2005.

* Investment in affiliate.

See notes to Schedule of Portfolio Investments.

HSBC Investor Value Portfolio

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                             Shares    Value($)
                                                            -------   ----------
Common Stocks - 98.8%
Aerospace & Defense - 8.3%
Lockheed Martin Corp.                                        28,000    1,747,200
Northrop Grumman Corp.                                       32,600    1,807,670
Raytheon Co.                                                 28,300    1,113,039
                                                                      ----------
                                                                       4,667,909
                                                                      ----------
Banking - 4.6%
Bank of America Corp. (l)                                    23,600    1,028,960
Wells Fargo & Co. (l)                                        25,800    1,582,572
                                                                      ----------
                                                                       2,611,532
                                                                      ----------
Business Services - 2.5%
Pitney Bowes, Inc.                                           32,100    1,431,018
                                                                      ----------
Computer Software - 6.7%
Computer Associates International, Inc.                      87,100    2,390,895
Microsoft Corp.                                              54,300    1,390,623
                                                                      ----------
                                                                       3,781,518
                                                                      ----------
Conglomerates - 2.1%
Loews Corp.                                                  14,200    1,187,546
                                                                      ----------
Consumer Products - 7.3%
Albertson's, Inc. (l)                                         9,600      204,576
Altria Group, Inc.                                           29,200    1,955,232
Kimberly-Clark Corp.                                         31,000    1,976,560
                                                                      ----------
                                                                       4,136,368
                                                                      ----------
Diversified Manufacturing Operations - 2.1%
Ingersoll-Rand Co.                                           14,900    1,164,733
                                                                      ----------
Electronic Components & Semiconductors - 3.7%
Agilent Technologies, Inc. (a)                               78,700    2,065,088
                                                                      ----------
Financial Services - 17.6%
Citigroup, Inc.                                              36,707    1,596,755
Countrywide Financial Corp.                                  76,600    2,757,599
Fannie Mae                                                   44,000    2,457,840
Genworth Financial, Inc., Class A                            28,000      878,080
J.P. Morgan Chase & Co.                                      39,150    1,375,731
MGIC Investment Corp.                                        11,800      809,244
                                                                      ----------
                                                                       9,875,249
                                                                      ----------
Gas & Electric Utility - 1.4%
Dominion Resources, Inc.                                     11,000      812,460
                                                                      ----------
Insurance - 9.5%
Aetna, Inc.                                                  19,800    1,532,520
AON Corp.                                                    43,200    1,099,008
Radian Group, Inc.                                           28,100    1,449,398
The Hartford Financial Services Group, Inc.                  15,700    1,264,949
                                                                      ----------
                                                                       5,345,875
                                                                      ----------
Media - 5.0%
Liberty Media Corp., Class A (a)                            100,350      882,077
Viacom, Inc., Class B                                        58,100    1,945,769
                                                                      ----------
                                                                       2,827,846
                                                                      ----------
Metals & Mining - 6.8%
Barrick Gold Corp.                                           81,700    2,001,650
POSCO ADR                                                    11,800      588,820
Rio Tinto PLC ADR                                             9,300    1,233,645
                                                                      ----------
                                                                       3,824,115
                                                                      ----------

Oil & Gas - 11.7%
Burlington Resources, Inc.                                    9,500      609,045
ConocoPhillips                                               14,082      881,392
Kerr-McGee Corp.                                             33,589    2,694,174
Noble Energy, Inc.                                           29,500    2,434,045
                                                                      ----------
                                                                       6,618,656
                                                                      ----------
Paper Products - 1.5%
International Paper Co.                                      26,800      846,880
                                                                      ----------
Telecommunications - 5.9%
BellSouth Corp.                                              36,050      994,980
Motorola, Inc.                                               72,000    1,524,960
Sprint Corp.                                                 30,600      823,140
                                                                      ----------
                                                                       3,343,080
                                                                      ----------
Transportation - 2.1%
Union Pacific Corp.                                          16,700    1,174,177
                                                                      ----------
Total Common Stocks                                                   55,714,050
                                                                      ----------
Investment Companies - 3.0%
HSBC Investor Money Market Fund Class I Shares *          1,661,983    1,661,983
                                                                      ----------
Total Investment Companies                                             1,661,983
                                                                      ----------

                                                          Principal
                                                          Amount($)    Value($)
                                                          ---------   ----------
Securities Held as Collateral for
Securities on Loan (2.9%)
Pool of various securities for HSBC Investor
Family of Funds - Note 2 - Security Loans                 1,642,400    1,642,400
                                                                      ----------
Total Securities Held as Collateral
for Securities on Loan (Cost $1,642,400)                               1,642,400
                                                                      ----------

Total Investments (Cost $51,480,206) - 104.7%                         59,018,433
                                                                      ==========

----------
Percentages indicated are based on net assets at July 31, 2005.

(a)  Represents non-income producing security.

(l)  All or a portion of the security was on loan as of July 31, 2005.

* Investment in affiliate

ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments.

HSBC Investor International Equity Portfolio

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                           Shares      Value($)
                                                         ---------   -----------
Common Stocks (96.1%)
Australia (1.6%)
BlueScope Steel Ltd.                                       218,300     1,541,825
Macquarie Airports                                         699,400     1,770,577
Macquarie Infrastructure Group                             154,500       464,831
                                                                     -----------
                                                                       3,777,233
                                                                     -----------

Austria (0.8%)
Omv AG                                                      42,500     1,979,309
                                                                     -----------

Belgium (1.7%)
Delhaize Group                                              51,900     3,190,581
KBC Bankverzekeringsholding                                 11,300       899,624
                                                                     -----------
                                                                       4,090,205
                                                                     -----------

Brazil (1.7%)
Braskem SA-Pref (a)                                         40,000       382,235
CIA de Saneamento Basico do Estado de Sao Paulo          7,710,000       468,994
Gerdau SA ADR                                               50,100       520,539
Petroleo Brasileiro SA ADR                                  27,700     1,266,443
Unibanco GDR                                                13,000       478,270
Usinas Siderurgicas de Minas Gerais SA                      30,200       541,579
Votorantim Celulos Papel SA ADR                             34,250       412,713
                                                                     -----------
                                                                       4,070,773
                                                                     -----------

Canada (3.5%)
Bank of Nova Scotia                                         96,500     3,292,641
Canadian Natural Resources                                   8,100       337,610
Manulife Financial Corp.                                    67,400     3,384,872
Teck Cominco Ltd., B shares                                 32,300     1,235,932
                                                                     -----------
                                                                       8,251,055
                                                                     -----------

China (0.1%)
China Petroleum & Chemical Corp.                           592,000       258,096
                                                                     -----------

Finland (0.5%)
Sampo OYJ, Class A                                          77,000     1,177,663
                                                                     -----------

France (10.7%)
Assurances Generales de France                              44,600     3,749,566
BNP Paribas SA                                              15,800     1,139,841
Credit Agricole SA                                          75,900     2,075,817
France Telecom SA                                           32,800     1,011,989
Renault SA                                                  55,300     5,061,886
Sanofi-Aventis                                              57,800     4,989,833
Societe Generale                                            33,700     3,678,246
Thomson                                                     58,900     1,331,644
Total SA, B Shares                                           8,700     2,175,824
                                                                     -----------
                                                                      25,214,646
                                                                     -----------

Germany (7.2%)
Continental AG                                              51,400     3,988,914
E.ON AG                                                     31,000     2,864,491
Fresenius Medical Care AG                                   22,800     1,986,081
HeidelbergCement AG                                         17,461     1,258,170
MAN AG                                                      66,000     3,070,355

Muenchener
Rueckversicherungs-Gesellschaft AG                          14,700     1,706,297
Siemens AG                                                  14,400     1,107,847
Volkswagen AG                                               17,800       962,825
                                                                     -----------
                                                                      16,944,980
                                                                     -----------

Hungary (0.4%)
MOL Magyar Olaj - es Gazipari Rt. GDR                        9,600       964,800
                                                                     -----------

Ireland (0.7%)
Depfa Bank PLC                                              96,470     1,554,283
                                                                     -----------

Israel (0.4%)
Bank Hapoalim Ltd.                                         286,600       963,287
                                                                     -----------

Italy (2.0%)
ENI SpA                                                    166,500     4,717,539
                                                                     -----------

Japan (22.1%)
Aiful Corp.                                                 14,850     1,068,986
Canon, Inc.                                                 75,400     3,709,147
East Japan Railway Co.                                         102       500,112
Hitachi, Ltd.                                              144,000       874,292
Honda Motor Co., Ltd.                                       96,600     4,974,703
ITOCHU Corp.                                               317,000     1,642,187
Japan Tobacco, Inc.                                            240     3,408,438
JFE Holdings, Inc.                                         121,400     3,127,252
Kobe Steel Ltd                                             958,000     1,964,614
Kyocera Corp.                                               11,400       803,309
Mitsui Chemicals, Inc.                                     310,000     1,873,718
Nippon Meat Packers, Inc.                                   89,000     1,015,158
Nippon Mining Holdings, Inc.                               360,000     2,125,799
Nissan Motor Co., Ltd.                                     281,100     2,919,341
ORIX Corp.                                                  16,600     2,451,919
Promise Co., Ltd.                                           16,000       971,265
Sanyo Shinpan Finance Co., Ltd.                             26,900     1,888,408
Sega Sammy Holdings, Inc.                                   25,000     1,543,200
Sony Corp.                                                  12,510       409,211
Sumitomo Metal Industries, Ltd.                            294,000       532,452
Sumitomo Mitsui Financial Group, Inc.                          598     3,932,960
Takeda Pharmaceutical Co., Ltd.                             21,500     1,098,551
The Tokyo Electric Power Co., Inc.                          90,600     2,168,220
Tokyo Gas Co., Ltd.                                        529,000     1,922,591
Toyota Motor Co.                                            82,000     3,100,352
UFJ Holdings, Inc. (a)                                         216     1,111,834
UNY Co., Ltd.                                               90,000       953,601
                                                                     -----------
                                                                      52,091,620
                                                                     -----------

Luxembourg (2.2%)
Arcelor                                                    243,180     5,215,366
                                                                     -----------

Netherlands (5.1%)
ABN AMRO Holding NV                                         44,453     1,106,447
European Aeronautic Defence and Space Co.                   79,660     2,668,755
ING Groep NV                                               190,468     5,757,750
Royal Dutch Shell PLC, A Shares (a)                         33,600     1,033,219
Royal Dutch Shell PLC, B Shares (a)                         45,973     1,459,958
                                                                     -----------
                                                                      12,026,129
                                                                     -----------

Phillipines (0.3%)
Philippine Long Distance Telephone Co.                      21,000       607,528
                                                                     -----------

Singapore (2.4%)
Flextronics International Ltd. (a)                         162,400     2,198,896
Singapore Telecommunications Ltd. (a)                    2,104,630     3,498,834
                                                                     -----------
                                                                       5,697,730
                                                                     -----------

South Africa (1.0%)
ABSA Group LTD.                                             40,500       563,594
Sanlam Ltd.                                                615,600     1,155,467
Telkom South Africa Ltd.                                    28,000       534,036
                                                                     -----------
                                                                       2,253,097
                                                                     -----------

South Korea (2.4%)
Hyundai Motor Co., Ltd.                                     16,300     1,120,145
Industrial Bank of Korea GDR                                88,300       970,417
Kookmin Bank ADR                                            14,600       769,128
POSCO ADR                                                   34,200     1,706,580
Shinhan Financial Group Co., Ltd. ADR                       19,450     1,167,389
                                                                     -----------
                                                                       5,733,659
                                                                     -----------

Spain (3.3%)
Endesa SA                                                  155,800     3,484,816
Repsol SA                                                  155,000     4,329,109
                                                                     -----------
                                                                       7,813,925
                                                                     -----------

Sweden (0.5%)
Svenska Cellusoa AB, B shares                               31,500     1,066,031
                                                                     -----------

Switzerland (1.7%)
Credit Suisse Group                                         81,100     3,390,465
Micronas Semiconductor Holding AG (a)                       14,300       565,868
                                                                     -----------
                                                                       3,956,333
                                                                     -----------

Taiwan (1.4%)
China Steel Corp., GDR                                      43,470       727,253
Compal Electronics, Inc.                                   214,321     1,000,879
Far Eastone Telecommunications Co., Ltd.                    21,400       394,278
Gigabyte Technology Co., Ltd.                              257,250       297,574
Taiwan Semiconductor Manufacturing Co., Ltd.               491,143       818,610
                                                                     -----------
                                                                       3,238,594
                                                                     -----------

Thailand (0.3%)
PTT Public Company Ltd. PLC                                121,400       641,865
                                                                     -----------

Turkey (0.1%)
Ford Otomotiv Sanayi AS                                     47,640       350,182
                                                                     -----------

United Kingdom (22.0%)
Aviva PLC                                                  346,270     3,973,977
Barclays PLC                                               403,200     3,945,341
BP PLC (a)                                                 692,800     7,623,177
Friends Provident PLC                                      317,390     1,014,205
George Wimpey PLC                                          244,600     1,830,404
Glaxosmithkline PLC                                        159,600     3,754,794
HBOS PLC (a)                                               183,000     2,777,728
Intercontinental Hotels Group PLC                          120,214     1,529,374
International Power PLC                                    300,000     1,117,073
Mitchells & Butlers PLC                                    119,800       749,358
Punch Taverns PLC                                          185,000     2,433,530
Royal & Sun Alliance Insurance Group PLC                   736,000     1,168,510
Royal Bank of Scotland Group (a)                            93,500     2,778,860
Sainsbury PLC                                              410,062     2,013,537

Tate & Lyle PLC (a)                                        235,000     1,912,584
Taylor Woodrow PLC                                         361,600     2,153,985
Trinity Mirror PLC                                         145,600     1,565,113
Vodafone Group PLC (a)                                   1,461,053     3,765,031
Whitbread PLC                                              145,200     2,514,076
Xstrata PLC                                                146,000     3,103,244
                                                                     -----------
                                                                      51,723,901
                                                                     -----------
Total Common Stocks (Cost $190,632,295)                              226,379,829
                                                                     -----------

Short-Term Investments (3.1%)

United States (3.1%)
BCR Investors Cash Reserve                               7,354,324     7,354,324
                                                                     -----------
Total Short-Term Investments (Cost $7,354,324)                         7,354,324
                                                                     -----------

Rights & Warrants (0.0%)

United Kingdom (0.0%)
TI Automotive Ltd., Class A (a)                            190,000             0
                                                                     -----------
Total Rights & Warrants (Cost $0)                                              0
                                                                     -----------

Total Investments (Cost $197,986,619) - 99.2%                        233,734,153
                                                                     ===========

----------
Percentages indicated are based on net assets at July 31, 2005.

(a) Represents non-income producing security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

See notes to Schedule of Portfolio Investments.

Industry                                 Percent of Net Assets
--------                                 ---------------------
Aerospace & Defense                               1.1%
Automotive                                        9.5%
Banking & Financial Services                     20.7%
Building & Construction                           2.2%
Chemicals                                         1.4%
Computer Related                                  0.6%
Drugs - Medical                                   4.6%
Electrical                                        2.3%
Electronic Components & Semiconductors            2.4%
Energy                                            0.5%
Food & Beverage                                   2.1%
Insurance                                         7.4%
Leisure                                           1.7%
Manufacturing                                     4.7%
Metals & Mining                                   8.6%
Multimedia                                        1.2%
Oil & Gas                                        14.6%
Paper Products                                    0.6%
Repurchase Agreements                             3.1%
Retail                                            3.1%
Rights                                            0.0%
Telecommunications                                4.2%
Tobacco                                           1.4%
Transportation Services                           1.2%
                                                 ====
Total Investments                                99.2%
                                                 ====

HSBC Investor Small Cap Equity Portfolio

Schedule of Portfolio Investments
July 31, 2005
(Unaudited)

                                                             Shares    Value($)
                                                            -------   ----------
Common Stocks (98.6%)

Advertising (2.1%)
Monster Worldwide, Inc. (a)                                 173,200    5,260,084
                                                                      ----------
Banking (4.0%)
East West Bancorporation, Inc.                              125,500    4,329,750
Wintrust Financial Corp.                                    106,700    5,722,321
                                                                      ----------
                                                                      10,052,071
                                                                      ----------

Biotechnology (4.1%)
Celgene Corp. (a) (l)                                       213,500   10,215,975
                                                                      ----------

Commercial Services (3.5%)
Alliance Data Systems Corp. (a)                             137,800    5,866,146
ValueClick, Inc. (a)                                        215,700    2,769,588
Zebra Technologies Corp., Class A (a)                         4,600      179,400
                                                                      ----------
                                                                       8,815,134
                                                                      ----------

Computer Software (6.7%)
CheckFree Corp. (a)                                          67,700    2,292,322
Satyam Computer Services Ltd. ADR                            96,700    2,763,686
SRA International, Inc., Class A (a)                        176,300    6,558,360
Transaction Systems Architects, Inc., Class A (a)           194,200    5,194,850
                                                                      ----------
                                                                      16,809,218
                                                                      ----------

Consulting Services (1.3%)
LECG Corp. (a)                                              155,300    3,356,810
                                                                      ----------

Consumer Products (2.8%)
Nu Skin Enterprises, Inc.                                   129,800    3,065,876
Tempur-Pedic International, Inc. (a)(l)                     227,100    3,908,391
                                                                      ----------
                                                                       6,974,267
                                                                      ----------

Diversified Manufacturing Operations (8.5%)
Actuant Corp., Class A (a)                                   91,700    4,266,801
AMETEK, Inc.                                                186,100    7,667,320
IDEX Corp.                                                  154,700    6,757,296
Roper Industries, Inc.                                       33,900    2,601,825
                                                                      ----------
                                                                      21,293,242
                                                                      ----------

Electronic Components & Semiconductors (8.2%)
ATMI, Inc. (a)                                              122,100    3,886,443
Cognos, Inc. (a)                                             22,100      864,552
Power Integrations, Inc. (a)                                149,800    3,460,380
Semtech Corp. (a)                                           160,300    2,943,108
Thermo Electron Corp. (a)                                   194,200    5,798,812
Varian Semiconductor Equipment                               90,000    3,736,800
                                                                      ----------
Associates, Inc. (a)

                                                                      20,690,095
                                                                      ----------

Environmental Services (6.4%)
Pioneer Natural Resources Co.                               123,000    5,329,590
Republic Services, Inc., Class A                            172,300    6,245,875
Waste Connections, Inc. (a)                                 122,500    4,410,000
                                                                      ----------
                                                                      15,985,465
                                                                      ----------

Financial Services (1.8%)

Affiliated Managers Group, Inc. (a)                         35,700     2,545,410
CapitalSource, Inc. (a) (l)                                101,900     1,995,202
                                                                     -----------
                                                                       4,540,612
                                                                     -----------

Health Care (16.9%)
Advanced Medical Optics, Inc. (a)(l)                       125,400     5,212,878
CYTYC Corp. (a)                                            175,900     4,390,464
Inamed Corp. (a)                                            82,900     6,003,618
Kinetic Concepts, Inc. (a)                                  80,800     4,845,576
Manor Care, Inc.                                           180,300     6,844,188
Omnicare, Inc.                                             173,200     7,984,520
PacifiCare Health Systems, Inc. (a)                         93,400     7,117,080
                                                                     -----------
                                                                      42,398,324
                                                                     -----------

Hospitals (2.3%)
Triad Hospitals, Inc. (a)                                  116,500     5,786,555
                                                                     -----------
Human Resources (0.0%)
Employee Solutions, Inc. (a)(b)                              2,483             1
                                                                     -----------
Internet Related (2.0%)
Concur Technologies, Inc. (a)                              253,200     2,792,796
RSA Security, Inc. (a)                                     178,100     2,306,395
                                                                     -----------
                                                                       5,099,191
                                                                     -----------

Oil & Gas (15.9%)
Chesapeake Energy Corp.                                    325,000     8,485,750
Consol Energy, Inc. (l)                                    116,500     7,847,440
Denbury Resources, Inc. (a)(l)                              96,100     4,497,480
Massey Energy Co.                                          174,600     7,551,450
Peabody Energy Corp.                                       100,200     6,587,148
Smith International, Inc.                                   72,600     4,932,444
                                                                     -----------
                                                                      39,901,712
                                                                     -----------

Pharmaceuticals (0.8%)
Santarus, Inc. (a)(l)                                      372,400     2,055,648
                                                                     -----------

Retail (7.5%)
Foot Locker, Inc.                                          124,500     3,112,500
P.F. Chang's China Bistro, Inc. (a)                         46,900     2,672,831
PETsMART, Inc.                                              83,500     2,484,125
Talbots, Inc.                                              113,700     3,885,129
Weight Watchers International, Inc. (a)                     41,000     2,329,620
Williams-Sonoma, Inc. (a)                                   97,100     4,287,936
                                                                     -----------
                                                                      18,772,141
                                                                     -----------

Telecommunications (3.8%)
Polycom, Inc. (a)                                          312,400     5,176,468
Scientific-Atlanta, Inc.                                    75,500     2,906,750
Sonus Networks, Inc. (a)                                   310,400     1,502,336
                                                                     -----------
                                                                       9,585,554
                                                                     -----------

Total Common Stocks (Cost $190,341,707)                              247,592,099
                                                                     -----------

Investment Companies (2.1%)
HSBC Investor Money Market Fund                          5,206,328     5,206,328
                                                                     -----------
Class I Shares *

Total Investment Companies (Cost $5,206,328)                           5,206,328
                                                                     -----------

                                                         Principal
                                                         Amount($)     Value($)
                                                        ----------   -----------
Securities Held as Collateral for
Securities on Loan (10.2%)
Pool of various securities for HSBC Investor
Family of Funds - Note 2 - Security Loans               25,498,200    25,498,200

Total Securities Held as Collateral
for Securities on Loan (Cost $25,498,200)                             25,498,200
                                                                     -----------

Total Investments (Cost $221,046,235) - 110.9%                       278,296,627
                                                                     ===========

----------
Percentages indicated are based on net assets at July 31, 2005.

(a)  Represents non-income producing security.

(b)  Represents illiquid security.

(l)  All or a portion of the security was on loan as of July 31, 2005.

*    Investment in Affiliate

ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments: (Unaudited)            July 31, 2005

1. Organization:

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (individually a "Portfolio," collectively the "Portfolios"):

Portfolio                                      Short Name
---------                                      ----------
HSBC Investor Limited Maturity Portfolio       Limited Maturity Portfolio
HSBC Investor Fixed Income Portfolio           Fixed Income Portfolio
HSBC Investor Growth Portfolio                 Growth Portfolio
HSBC Investor Value Portfolio                  Value Portfolio
HSBC Investor International Equity Portfolio   International Equity Portfolio
HSBC Investor Small Cap Equity Portfolio       Small Cap Equity Portfolio

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolios in their preparation of the Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Securities Valuation:

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Portfolio uses fair value pricing, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

Securities Transactions:

Changes in holdings of portfolio securities are reflected no later than on the first business day following the trade date. However, for financial reporting purposes, portfolio securities are reflected as of trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Foreign Currency Translation:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Mortgage Dollar Roll Transactions:

The Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of

Trustees. Not all restricted securities are considered illiquid. At July 31, 2005, the Limited Maturity Portfolio and Fixed Income Portfolio held restricted securities representing 1.1% and 1.5% of net assets, respectively.

The restricted securities held as of July 31, 2005 are identified below:

                                                                         Acquisition    Principal
                      Security Name                   Acquisition Date     Cost ($)    Amount ($)   Value ($)
                      -------------                   ----------------   -----------   ----------   ---------
Limited Maturity Portfolio
Met Life Global Funding, 4.50%, 5/5/10                    4/27/2005         448,704       450,000     446,295
Fixed Income Portfolio
DLJ Mortgage Acceptance Corp. IO 97 CF1 S 0.925%,
5/15/30                                                   5/16/1997          38,720       555,550       6,748
FHA Weyerhauser, 7.43%, 1/1/24                            3/28/2002          74,535        78,572      80,979
Florida Windstorm, 7.125%, 2/25/19                        5/27/1999           7,910         8,000       9,366
Florida Windstorm, 7.125%, 2/25/19                        8/7/2000          141,274       150,000     175,615
Florida Windstorm, 7.125%, 2/25/19                       11/28/2000         427,187       450,000     526,844
PNC Institutional Capital Trust A, 7.95%, 12/15/26,       4/8/1997           95,171       100,000     106,888
Callable 12/15/06 @ 103.98
PNC Institutional Capital Trust A, 7.95%, 12/15/26,      12/23/1996          84,979        87,000      92,993
Callable 12/15/06 @ 103.98
Residential Capital Corp., 6.375%, 6/30/10                6/22/2005       1,107,055     1,100,000   1,117,677

Security Loans:

To generate additional income, the Portfolios may lend up to 33 1/3% of their respective assets pursuant to agreements requiring the loan be continuously secured by any combination of cash, U.S. Government or U.S, Government agency securities, equal at all times to at least 100% of the fair value. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by HSBC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of HSBC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time and are, therefore, not considered to be illiquid investments. As of July 31, 2005, the following Portfolios had collateral and loaned securities as follows:

                                                                      Value of
                                                        Value of       Loaned
Security Type                                          Collateral    Securities
-------------                                         -----------   ------------
Limited Maturity Portfolio                            $   565,000   $   549,080
Fixed Income Portfolio                                  1,695,000     1,647,240
Growth Portfolio                                        3,854,900     3,773,119
Value Portfolio                                         1,642,400     1,585,232
Small Cap Equity Portfolio                             25,498,200    24,357,298

The cash collateral received by the Portfolios was invested in a pooled account by HSBC Bank USA, and at July 31, 2005, the pooled account consisted of the following:

                                                Market      Maturity   Maturity
Security Type             Security Name          Value        Rate       Date
-------------          -------------------   ------------   --------   --------
Repurchase Agreement   Nomura Securities     $451,629,513     3.29%     8/01/05
                       International, Inc.

Federal Income Tax Information:

At July 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                      Net Unrealized
                                                               Tax Unrealized     Tax Unrealized       Appreciation
Fund Name                                     Tax Cost          Appreciation      (Depreciation)      (Depreciation)
---------                                     --------          ------------      -------------       -------------
Limited Maturity Portfolio                 $ 41,214,099        $   124,141         $  (278,714)        $  (154,573)
Fixed Income Portfolio                      146,048,553          2,067,768          (1,686,977)            380,791
Growth Portfolio                             49,461,942          5,970,006            (433,931)          5,536,075
Value Portfolio                              51,524,409          8,617,953          (1,123,929)          7,494,024
International Equity Portfolio              198,677,222         37,949,981          (2,893,050)         35,056,931
Small Cap Equity Portfolio                  222,869,993         59,698,358          (4,271,724)         55,426,634

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Investor Portfolios


By /s/ Richard A. Fabietti
   ---------------------------
       Richard A. Fabietti
       President

Date September 28, 2005
     ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Richard A. Fabietti
   ---------------------------
       Richard A. Fabietti
       President

Date September 28, 2005
     -----------------

By /s/ Troy A. Sheets
   ---------------------------
       Troy A. Sheets
       Treasurer

Date September 28, 2005
     ------------------

                         STATEMENT OF DIFFERENCES

The section symbol shall be expressed as.................................. 'SS'